Summary of Net Deferred Tax Liability (Detail) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
Deferred Tax Liabilities:
Property, plant and equipment and intangibles	$ 212,545	$ 211,183
Other	83	17
Deferred income tax liabilities	212,628	211,200
Offsetting of assets	(165,177)	(137,685)
Deferred tax liabilities	47,451	73,515	$ 28,946
Deferred Tax Assets:
Losses (expire from time to time)	141,275	206,348
Long-term incentive plan	12,810	15,320
Other	4,386	6,767
Deferred income tax assets	158,471	228,435
Offsetting of liabilities	(151,912)	(154,773)
Deferred tax assets	6,559	73,662	$ 455
Net Deferred Tax Liability	$ 40,892	$ (147)		$ 28,491